Note 32 - Dividends - Dividends Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Dividends paid to owners of the Company (Excluding NCI)	$ 2,968	$ 2,908	$ 2,904